Investments in Equity Accounted Investees - Summary of Investments in Equity Accounted Investees (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of joint ventures [line items]
Carrying amount of interest in equity accounted investees	$ 574.6		₨ 44,188.9		₨ 42,007.9
Share of profit/(loss) of equity accounted investees	(51.8)	₨ (3,789.6)	(10,000.0)	₨ 2,095.0
Share of other comprehensive income in immaterial associates	0.4	30.2	(24.8)	111.5
Share of other comprehensive income in equity accounted investees	20.9	1,530.3	1,001.3	(474.6)
Chery Jaguar Land Rover Automotive Co. Limited [member]
Disclosure of joint ventures [line items]
Carrying amount in joint venture	433.3		33,826.3		31,676.8
Share of profit/(loss) in joint venture	(56.2)	(4,110.5)	(10,027.0)	559.8
Other adjustments in material joint venture [member]
Disclosure of joint ventures [line items]
Carrying amount in joint venture	433.3		33,826.3		31,676.8
Share of profit/(loss) in joint venture	6.6	485.0	(136.2)	449.6
Share of other comprehensive income, currency translation differences	20.2	1,479.9		(557.8)
Immaterial joint ventures [Member]
Disclosure of joint ventures [line items]
Carrying amount in joint venture	1.4				100.4
Share of profit/(loss) in joint venture				(25.0)
Share of other comprehensive income, currency translation differences	1.5		1,035.0
Share of other comprehensive income in equity accounted investees		1.5
Immaterial associates [Member]
Disclosure of joint ventures [line items]
Carrying amount in immaterial associates	139.9		10,362.6		₨ 10,230.7
Share of profit/(loss) in joint venture	(2.2)	(164.1)	163.2	1,110.6
Share of other comprehensive income, currency translation differences	0.3	18.7	(8.9)	(28.3)
Share of other comprehensive income in equity accounted investees	$ 0.7	₨ 48.9	₨ (33.7)	₨ 83.2